Expense Example - Transamerica Asset Allocation Long Horizon	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	106	337	587	1,303	131	413	716	1,577